SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, Minimum	32.00%	32.00%
Expected volatility, Maximum	59.00%	59.00%
Risk-free interest rate, Minimum	0.10%	0.10%
Risk-free interest rate, Maximum	2.60%	2.60%
Expected forfeiture (employees)	0.00%	0.00%
Expected forfeiture (executives)	0.00%	0.00%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	0	2
Suboptimal exercise multiple (executives)	2	2